Derivative Liability - Schedule of fair value (Details) - $ / shares	Dec. 31, 2025	Nov. 17, 2025	Aug. 07, 2025
Risk-Free Rate [Member] | August 2025 Convertible Notes [Member]
Schedule of Fair Value on Convertible Component Fair Value [Line Items]
Fair value of the conversion feature	$ 3.58		$ 3.9
Risk-Free Rate [Member] | November 2025 Convertible Notes [Member]
Schedule of Fair Value on Convertible Component Fair Value [Line Items]
Fair value of the conversion feature	3.5	$ 3.7
Expected Stock Price Volatility [Member] | August 2025 Convertible Notes [Member]
Schedule of Fair Value on Convertible Component Fair Value [Line Items]
Fair value of the conversion feature	123		130
Expected Stock Price Volatility [Member] | November 2025 Convertible Notes [Member]
Schedule of Fair Value on Convertible Component Fair Value [Line Items]
Fair value of the conversion feature	125	132
Risk-Adjusted Discount Rate [Member] | August 2025 Convertible Notes [Member]
Schedule of Fair Value on Convertible Component Fair Value [Line Items]
Fair value of the conversion feature	12.4		12.3
Risk-Adjusted Discount Rate [Member] | November 2025 Convertible Notes [Member]
Schedule of Fair Value on Convertible Component Fair Value [Line Items]
Fair value of the conversion feature	12.4	12.8
Expected Term (Years) [Member] | August 2025 Convertible Notes [Member]
Schedule of Fair Value on Convertible Component Fair Value [Line Items]
Fair value of the conversion feature	0.46		$ 1
Expected Term (Years) [Member] | November 2025 Convertible Notes [Member]
Schedule of Fair Value on Convertible Component Fair Value [Line Items]
Fair value of the conversion feature	$ 0.88	$ 1